American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2025 Portfolio
April 30, 2023

One Choice 2025 Portfolio - Schedule of Investments
APRIL 30, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 43.6%
Diversified Bond Fund G Class	41,623,414	393,757,497
High Income Fund G Class	8,742,081	72,471,852
Inflation-Adjusted Bond Fund G Class	6,466,455	70,549,021
Short Duration Fund G Class	13,191,736	129,279,010
Short Duration Inflation Protection Bond Fund G Class	11,510,154	118,324,385
		784,381,765
Domestic Equity Funds — 30.7%
Disciplined Growth Fund G Class	2,326,405	46,248,925
Focused Large Cap Value Fund G Class	14,487,835	144,443,718
Growth Fund G Class	1,614,509	68,939,524
Heritage Fund G Class(2)	1,450,967	32,907,924
Mid Cap Value Fund G Class	3,506,151	54,976,451
Small Cap Growth Fund G Class	864,772	16,534,435
Small Cap Value Fund G Class	1,762,920	16,130,720
Sustainable Equity Fund G Class	4,081,276	171,046,280
		551,227,977
International Fixed Income Funds — 14.3%
Emerging Markets Debt Fund G Class	2,948,330	26,063,236
Global Bond Fund G Class	21,869,026	189,823,143
International Bond Fund G Class(2)	3,689,041	40,800,792
		256,687,171
International Equity Funds — 11.4%
Emerging Markets Fund G Class	421,809	4,230,745
Global Real Estate Fund G Class	1,532,036	17,848,218
International Growth Fund G Class(2)	6,599,027	80,376,145
International Small-Mid Cap Fund G Class	1,215,308	11,764,181
International Value Fund G Class	10,983,376	87,757,178
Non-U.S. Intrinsic Value Fund G Class	355,212	3,513,049
		205,489,516
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,658,145,473)		1,797,786,429
OTHER ASSETS AND LIABILITIES†		(14,767)
TOTAL NET ASSETS — 100.0%		$1,797,771,662

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$385,811	$45,060	$23,430	$(13,683)	$393,758	41,623	$(2,126)	$10,747
High Income Fund	73,528	4,707	5,198	(565)	72,472	8,742	(735)	3,663
Inflation-Adjusted Bond Fund	70,409	8,271	2,095	(6,036)	70,549	6,466	33	3,462
Short Duration Fund	155,782	10,466	37,263	294	129,279	13,192	(2,440)	3,646
Short Duration Inflation Protection Bond Fund	110,277	17,076	2,286	(6,743)	118,324	11,510	18	5,698
Disciplined Growth Fund	59,737	1,096	15,324	740	46,249	2,326	(852)	468
Focused Large Cap Value Fund	181,210	10,962	42,605	(5,123)	144,444	14,488	4,885	10,962
Growth Fund	88,980	4,444	19,584	(4,900)	68,940	1,615	3,839	2,055
Heritage Fund(3)	43,055	—	10,967	820	32,908	1,451	(56)	—
Mid Cap Value Fund	88,431	4,972	29,416	(9,011)	54,976	3,506	6,432	4,871
Small Cap Growth Fund	20,278	133	5,279	1,402	16,534	865	(1,106)	133
Small Cap Value Fund	20,089	691	2,458	(2,191)	16,131	1,763	403	691
Sustainable Equity Fund	141,107	58,001	29,818	1,756	171,046	4,081	1,890	2,510
Emerging Markets Debt Fund	27,515	970	3,392	970	26,063	2,948	(529)	966
Global Bond Fund	155,497	50,000	3,670	(12,004)	189,823	21,869	(361)	10,547
International Bond Fund(3)	41,164	705	439	(629)	40,801	3,689	(75)	—
Emerging Markets Fund	6,815	145	1,571	(1,158)	4,231	422	918	144
Global Real Estate Fund	22,212	682	3,509	(1,537)	17,848	1,532	(661)	171
International Growth Fund(3)	87,514	8,844	26,278	10,296	80,376	6,599	(2,541)	—
International Small-Mid Cap Fund	13,596	852	3,638	954	11,764	1,215	(885)	92
International Value Fund	92,863	15,659	31,908	11,143	87,757	10,983	(1,803)	3,285
Non-U.S. Intrinsic Value Fund	5,530	227	3,062	818	3,513	355	(282)	227
Equity Growth Fund	76,043	5,567	68,478	(13,132)	—	—	4,954	5,483
	$1,967,443	$249,530	$371,668	$(47,519)	$1,797,786	161,240	$8,920	$69,821
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.